                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2010

                      If amended report check here: _____

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 5th day of May, 2010.

                                          By: /s/ William M Lane
                                          _________________________________
                                          William M Lane, Vice President
                                          for Torray LLC

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Torray LLC

March 31, 2010

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
Item 1                   Item 2  Item 3     Item 4     Item 5             Item 6            Item 7            Item 8
                         Title               Fair                         Invest                         Voting Authority
                           of    CUSIP      Market     Total    --------------------------          ---------------------------
Name of Issuer           Class   Number     Value      Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b)Shared (c)None
--------------           ------ --------- ----------- --------- ------- --------- -------- -------- --------- --------- -------
AT&T Inc................ common 00206R102  12,930,336   500,400    X                         All      476,400     0     24,000
Abbott Laboratories..... common 002824100  12,591,679   239,022    X                         All      227,322     0     11,700
American Express Co..... common 025816109  10,614,052   257,248    X                         All      244,123     0     13,125
Applied Materials....... common 038222105  12,409,364   920,576    X                         All      878,519     0     42,057
Automatic Data
 Processing Inc......... common 053015103  11,882,206   267,196    X                         All      253,596     0     13,600
Becton Dickinson & Co... common 075887109  12,561,372   159,550    X                         All      150,250     0      9,300
Chubb Corporation.......        171232101  11,469,220   221,200    X                         All      209,900     0     11,300
Cisco Sys Inc........... common 17275R102  15,429,907   592,774    X                         All      560,974     0     31,800
Cintas Corp............. common 172908105  14,750,508   525,116    X                         All      499,916     0     25,200
The Walt Disney Co...... common 254687106   9,132,212   261,593    X                         All      248,018     0     13,575
Du Pont E I De Nemours
 & Co................... common 263534109  11,501,574   308,850    X                         All      290,250     0     18,600
Emc Corp................ common 268648102  12,511,931   693,566    X                         All      657,432     0     36,134
Gannett Co Inc.......... common 364730101   7,677,207   464,722    X                         All      440,922     0     23,800
General Dynamics Corp... common 369550108  12,498,680   161,900    X                         All      152,200     0      9,700
General Electric Company common 369604103  12,798,768   703,229    X                         All      669,649     0     33,580
Intel Corp.............. common 458140100  13,991,523   628,550    X                         All      596,550     0     32,000
International Business
 Machines Corp.......... common 459200101  15,234,818   118,790    X                         All      113,290     0      5,500
Johnson & Johnson....... common 478160104  14,739,112   226,060    X                         All      214,399     0     11,661
Kraft Foods Inc......... common 50075N104  15,138,144   500,600    X                         All      471,900     0     28,700
LaBranche & Company..... common 505447102   7,474,997 1,421,102    X                         All    1,347,399     0     73,703
Loews Corporation....... common 540424108  16,625,016   445,950    X                         All      424,650     0     21,300
Marsh & Mclennan
 Companies Inc.......... common 571748102  14,711,219   602,425    X                         All      570,952     0     31,473
McGraw Hill Cos Inc..... common 580645109  13,917,546   390,394    X                         All      369,994     0     20,400
O'Reilly Automotive Inc. common 686091109   8,414,367   201,735    X                         All      189,235     0     12,500
Owens Corning........... common 690742101   9,408,908   369,847    X                         All      353,247     0     16,600
Procter & Gamble Co..... common 742718109  15,119,126   238,962    X                         All      227,262     0     11,700
3M Co................... common 88579Y101  11,816,798   141,400    X                         All      133,500     0      7,900
UnitedHealth Group Inc.. common 91324P102  14,078,287   430,924    X                         All      408,224     0     22,700
Verizon Communications
 Inc.................... common 92343V104     310,200    10,000    X                         All       10,000     0          0
Wellpoint Inc........... common 94973V107  14,213,173   220,770    X                         All      209,370     0     11,400
Wells Fargo & Company... common 949746101  14,004,000   450,000    X                         All      426,800     0     23,200
Western Union Company... common 959802109  14,894,272   878,200    X                         All      832,700     0     45,500
                                          -----------
                                          394,850,520
                                          ===========
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